UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2010


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2010




[LOGO OF USAA]
   USAA(R)














PORTFOLIOS OF INVESTMENTS
3RD QUARTER

USAA TARGET RETIREMENT FUNDS
SEPTEMBER 30, 2010














                                                                      (Form N-Q)

88235-1110                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND

September 30, 2010 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (31.7%)
   159,847   USAA Aggressive Growth Fund                              $     4,690
   293,763   USAA Emerging Markets Fund                                     5,984
   412,483   USAA Growth Fund                                               5,441
   451,853   USAA Income Stock Fund                                         4,948
   522,347   USAA International Fund                                       11,967
    61,038   USAA Precious Metals and Minerals Fund                         2,646
   289,439   USAA S&P 500 Index Fund                                        4,955
   412,214   USAA Small Cap Stock Fund *                                    4,901
   405,739   USAA Value Fund                                                4,962
                                                                      -----------
             Total Equity Mutual Funds (cost: $42,365)                     50,494
                                                                      -----------
             FIXED-INCOME MUTUAL FUNDS (66.8%)
$3,272,116   USAA Income Fund                                              42,472
 3,108,992   USAA Intermediate-Term Bond Fund                              32,178
 3,428,029   USAA Short-Term Bond Fund                                     31,675
                                                                      -----------
             Total Fixed-income Mutual Funds (cost: $98,601)              106,325
                                                                      -----------
             MONEY MARKET INSTRUMENTS (1.5%)

             MONEY MARKET FUNDS (1.5%)
 2,374,348   State Street Institutional Liquid Reserve Fund,
               0.26%(a) (cost: $2,374)                                      2,374
                                                                      -----------

             TOTAL INVESTMENTS (COST: $143,340)                       $   159,193
                                                                      ===========

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                            --------------------------------------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER            (LEVEL 3)
                                               MARKETS          SIGNIFICANT        SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS              INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                         $      50,494       $        --       $         --     $   50,494
FIXED-INCOME MUTUAL FUNDS                         106,325                --                 --        106,325
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                2,374                --                 --          2,374
-------------------------------------------------------------------------------------------------------------
Total                                       $     159,193       $        --       $         --     $  159,193
-------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND

September 30, 2010 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (42.0%)
   410,368   USAA Aggressive Growth Fund                              $    12,040
   753,154   USAA Emerging Markets Fund                                    15,342
 1,058,021   USAA Growth Fund                                              13,955
 1,160,752   USAA Income Stock Fund                                        12,710
 1,341,404   USAA International Fund                                       30,732
   156,002   USAA Precious Metals and Minerals Fund                         6,763
   743,541   USAA S&P 500 Index Fund                                       12,729
 1,057,311   USAA Small Cap Stock Fund *                                   12,571
 1,042,243   USAA Value Fund                                               12,747
                                                                      -----------
             Total Equity Mutual Funds (cost: $106,613)                   129,589
                                                                      -----------
             FIXED-INCOME MUTUAL FUNDS (56.5%)
$3,359,800   USAA High-Yield Opportunities Fund                            27,651
 4,511,223   USAA Income Fund                                              58,556
 4,285,843   USAA Intermediate-Term Bond Fund                              44,359
 4,725,100   USAA Short-Term Bond Fund                                     43,660
                                                                      -----------
             Total Fixed-income Mutual Funds (cost: $158,106)             174,226
                                                                      -----------
             MONEY MARKET INSTRUMENTS (1.4%)

             MONEY MARKET FUNDS (1.4%)
 4,198,220   State Street Institutional Liquid Reserve Fund,
               0.26%(a) (cost: $4,198)                                      4,198
                                                                      -----------

             TOTAL INVESTMENTS (COST: $268,917)                       $   308,013
                                                                      ===========

================================================================================

3  | USAA Target Retirement 2020 Fund

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                            --------------------------------------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER            (LEVEL 3)
                                               MARKETS          SIGNIFICANT        SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS              INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                         $     129,589       $        --       $         --     $  129,589
FIXED-INCOME MUTUAL FUNDS                         174,226                --                 --        174,226
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                4,198                --                 --          4,198
-------------------------------------------------------------------------------------------------------------
Total                                       $     308,013       $        --       $         --     $  308,013
-------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND

September 30, 2010 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (62.4%)
   867,734   USAA Aggressive Growth Fund                              $    25,459
 1,594,753   USAA Emerging Markets Fund                                    32,485
 2,239,373   USAA Growth Fund                                              29,538
 2,452,992   USAA Income Stock Fund                                        26,860
 2,835,714   USAA International Fund                                       64,966
   330,614   USAA Precious Metals and Minerals Fund                        14,332
 1,571,200   USAA S&P 500 Index Fund                                       26,899
 2,237,953   USAA Small Cap Stock Fund *                                   26,609
 2,202,405   USAA Value Fund                                               26,936
                                                                      -----------
             Total Equity Mutual Funds (cost: $229,353)                   274,084
                                                                      -----------
             FIXED-INCOME MUTUAL FUNDS (36.2%)
$4,737,751   USAA High-Yield Opportunities Fund                            38,992
 5,525,569   USAA Income Fund                                              71,722
 4,668,334   USAA Intermediate-Term Bond Fund                              48,317
                                                                      -----------
             Total Fixed-income Mutual Funds (cost: $140,966)             159,031
                                                                      -----------
             MONEY MARKET INSTRUMENTS (1.2%)

             MONEY MARKET FUNDS (1.2%)
 5,387,920   State Street Institutional Liquid Reserve Fund,
               0.26%(a) (cost: $5,388)                                      5,388
                                                                      -----------
             TOTAL INVESTMENTS (COST: $375,707)                       $   438,503
                                                                      ===========

================================================================================

5  | USAA Target Retirement 2030 Fund

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                            --------------------------------------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER            (LEVEL 3)
                                               MARKETS          SIGNIFICANT        SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS              INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                         $     274,084       $        --       $         --     $  274,084
FIXED-INCOME MUTUAL FUNDS                         159,031                --                 --        159,031
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                5,388                --                 --          5,388
-------------------------------------------------------------------------------------------------------------
TOTAL                                       $     438,503       $        --       $         --     $  438,503
-------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND

September 30, 2010 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (82.5%)
 1,077,156   USAA Aggressive Growth Fund                              $    31,604
 1,978,817   USAA Emerging Markets Fund                                    40,308
 2,777,864   USAA Growth Fund                                              36,640
 3,043,861   USAA Income Stock Fund                                        33,330
 3,521,501   USAA International Fund                                       80,678
   410,509   USAA Precious Metals and Minerals Fund                        17,796
 1,949,693   USAA S&P 500 Index Fund                                       33,379
 2,775,561   USAA Small Cap Stock Fund *                                   33,001
 2,733,093   USAA Value Fund                                               33,426
                                                                      -----------
             Total Equity Mutual Funds (cost: $287,389)                   340,162
                                                                      -----------
             FIXED-INCOME MUTUAL FUNDS (16.2%)
$4,410,142   USAA High-Yield Opportunities Fund                            36,295
 2,349,658   USAA Income Fund                                              30,499
                                                                      -----------
             Total Fixed-income Mutual Funds (cost: $58,611)               66,794
                                                                      -----------
             MONEY MARKET INSTRUMENTS (1.3%)

             MONEY MARKET FUNDS (1.3%)
 5,266,097   State Street Institutional Liquid Reserve Fund,
               0.26%(a) (cost: $5,266)                                      5,266
                                                                      -----------
             TOTAL INVESTMENTS (COST: $351,266)                       $   412,222
                                                                      ===========

================================================================================

7  | USAA Target Retirement 2040 Fund

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                            --------------------------------------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER            (LEVEL 3)
                                               MARKETS          SIGNIFICANT        SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS              INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                         $     340,162       $        --       $         --     $  340,162
FIXED-INCOME MUTUAL FUNDS                          66,794                --                 --         66,794
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                5,266                --                 --          5,266
-------------------------------------------------------------------------------------------------------------
TOTAL                                       $     412,222       $        --       $         --     $  412,222
-------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND

September 30, 2010 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (98.7%)
   512,772   USAA Aggressive Growth Fund                              $    15,045
   940,682   USAA Emerging Markets Fund                                    19,162
 1,322,401   USAA Growth Fund                                              17,442
 1,448,357   USAA Income Stock Fund                                        15,859
 1,673,539   USAA International Fund                                       38,341
   195,067   USAA Precious Metals and Minerals Fund                         8,456
   927,705   USAA S&P 500 Index Fund                                       15,882
 1,319,991   USAA Small Cap Stock Fund *                                   15,695
 1,300,480   USAA Value Fund                                               15,905
                                                                      -----------
             Total Equity Mutual Funds (cost: $137,045)                   161,787
                                                                      -----------
             MONEY MARKET INSTRUMENTS (1.3%)

             MONEY MARKET FUNDS (1.3%)
 2,030,190   State Street Institutional Liquid Reserve Fund,
               0.26%(a) (cost: $2,030)                                      2,030
                                                                      -----------
             TOTAL INVESTMENTS (COST: $139,075)                       $   163,817
                                                                      ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                            --------------------------------------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER            (LEVEL 3)
                                               MARKETS          SIGNIFICANT        SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS              INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                         $     161,787       $        --       $         --     $  161,787
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                2,030                --                 --          2,030
-------------------------------------------------------------------------------------------------------------
TOTAL                                       $     163,817       $        --       $         --     $  163,817
-------------------------------------------------------------------------------------------------------------

================================================================================

9  | USAA Target Retirement 2050 Fund

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

10  | USAA Target Retirement Funds

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SUBSEQUENT EVENTS -- Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Funds' quarterly report other than noted below.

Effective October 19, 2010, the USAA Real Return Fund will be added to the list of underlying USAA funds in which the Funds may invest.

D. As of September 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of September 30, 2010, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

                               TARGET INCOME     TARGET 2020     TARGET 2030     TARGET 2040     TARGET 2050
------------------------------------------------------------------------------------------------------------
Unrealized appreciation              $15,853         $39,096         $62,796         $60,956         $24,742
Unrealized depreciation                    -               -               -               -               -
------------------------------------------------------------------------------------------------------------
Net                                  $15,853         $39,096         $62,796         $60,956         $24,742
------------------------------------------------------------------------------------------------------------

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of September 30, 2010, net assets were as follows (in thousands):

                               TARGET INCOME     TARGET 2020     TARGET 2030     TARGET 2040     TARGET 2050
------------------------------------------------------------------------------------------------------------
Net assets                          $159,121        $308,373        $439,377        $412,302        $163,873

================================================================================

11  | USAA Target Retirement Funds

================================================================================

F. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the six-month period ended September 30, 2010 (in thousands):

Target Income:

                                                                          REALIZED
                                   PURCHASE     SALES        DIVIDEND     GAIN                MARKET VALUE
AFFILIATED USAA FUND               COST(a)      PROCEEDS     INCOME       (LOSS)(b)     12/31/2009     9/30/2010
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $2,861         $308           $-         $(14)         $1,935        $4,690
Emerging Markets                      3,356          914            -          (56)          2,985         5,984
Growth                                3,717        1,692            -          (75)          3,206         5,441
Income                               24,346        3,812        1,225            -          20,195        42,472
Income Stock                          2,886          706           42          (44)          2,681         4,948
Intermediate-Term Bond               15,647        9,726        1,238           39          24,190        32,178
International                         6,810        1,250            -          (93)          5,814        11,967
Precious Metals and Minerals          1,595          382            -            2             855         2,646
S&P 500 Index                         3,876          729           59          (38)          1,692         4,955
Short-Term Bond                      14,830        3,275          697            -          19,585        31,675
Small Cap Stock                       2,810        1,176            -           44           2,899         4,901
Value                                 3,063          718            -          (39)          2,451         4,962

Target 2020:

                                                                          REALIZED
                                   PURCHASE     SALES        DIVIDEND     GAIN                MARKET VALUE
AFFILIATED USAA FUND               COST(a)      PROCEEDS     INCOME       (LOSS)(b)     12/31/2009     9/30/2010
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $7,158         $417           $-          $(4)         $4,766       $12,040
Emerging Markets                      7,787        1,746            -          (81)          7,860        15,342
Growth                                9,142        3,659            -         (171)          7,917        13,955
High-Yield Opportunities             11,948        3,763        1,435          (61)         18,165        27,651
Income                               26,900        3,582        1,709            8          32,735        58,556
Income Stock                          6,934        1,214          109          (70)          6,747        12,710
Intermediate-Term Bond               18,684        6,111        1,619           22          29,090        44,359
International                        15,531        1,875            -         (104)         15,524        30,732
Precious Metals and Minerals          3,655        1,272            -          (43)          2,945         6,763
S&P 500 Index                         6,801        1,358          153          (64)          7,021        12,729
Short-Term Bond                      19,241        5,050          958            7          28,720        43,660
Small Cap Stock                       6,642        2,574            -          145           7,553        12,571
Value                                 7,630        1,240            -          (54)          5,913        12,747

Target 2030:

                                                                          REALIZED
                                   PURCHASE     SALES        DIVIDEND     GAIN                MARKET VALUE
AFFILIATED USAA FUND               COST(a)      PROCEEDS     INCOME       (LOSS)(b)     12/31/2009     9/30/2010
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                   $15,078         $704           $-         $(35)         $9,980       $25,459
Emerging Markets                     16,233        3,582            -         (188)         16,784        32,485
Growth                               17,586        7,301            -         (405)         18,154        29,538
High-Yield Opportunities             17,212        5,954        2,053          (94)         25,890        38,992
Income                               34,446       11,670        2,160           28          45,759        71,722
Income Stock                         14,513        2,198          234         (162)         14,062        26,860
Intermediate-Term Bond               23,354       10,861        1,787           71          32,845        48,317
International                        31,816        3,157            -         (218)         33,100        64,966
Precious Metals and Minerals          8,261        2,064            -           12           4,946        14,332
S&P 500 Index                        11,675        3,374          328         (182)         18,125        26,899
Small Cap Stock                      13,851        5,646            -          240          16,411        26,609
Value                                14,288        2,271            -         (136)         14,029        26,936

================================================================================

                                        Notes to Portfolios of Investments |  12

================================================================================

Target 2040:

                                                                          REALIZED
                                   PURCHASE     SALES        DIVIDEND     GAIN                MARKET VALUE
AFFILIATED USAA FUND               COST(a)      PROCEEDS     INCOME       (LOSS)(b)     12/31/2009     9/30/2010
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                   $19,671         $391           $-         $(57)        $10,916       $31,604
Emerging Markets                     20,165        3,644            -         (210)         20,022        40,308
Growth                               17,191        8,489            -         (514)         26,711        36,640
High-Yield Opportunities             16,903        5,921        1,892          (84)         23,611        36,295
Income                               21,224       17,503          963          124          25,332        30,499
Income Stock                         15,150        2,318          289         (177)         19,915        33,330
International                        39,549        3,286            -         (250)         40,508        80,678
Precious Metals and Minerals         10,636        2,705            -           20           5,910        17,796
S&P 500 Index                        17,690        2,589          405         (169)         17,607        33,379
Small Cap Stock                      17,227        6,867            -          275          20,158        33,001
Value                                16,957        2,262            -         (162)         17,620        33,426

Target 2050:

                                                                          REALIZED
                                   PURCHASE     SALES        DIVIDEND     GAIN                MARKET VALUE
AFFILIATED USAA FUND               COST(a)      PROCEEDS     INCOME       (LOSS)(b)     12/31/2009     9/30/2010
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $9,074         $174           $-         $(27)         $5,513       $15,045
Emerging Markets                      9,926        2,030            -         (121)          9,521        19,162
Growth                                9,061        6,191            -         (329)         14,091        17,442
Income Stock                          7,587        2,413          139         (139)         10,454        15,859
International                        19,859        2,110            -         (150)         18,832        38,341
Precious Metals and Minerals          5,498        1,700            -           19           2,765         8,456
S&P 500 Index                        10,246        1,472          195         (133)          6,797        15,882
Small Cap Stock                       8,653        3,419            -           66           9,306        15,695
Value                                 7,745        1,427            -         (111)          9,100        15,905

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2010.
*   Non-income-producing security.

================================================================================

13  | USAA Target Retirement Funds




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/29/10
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/29/10
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/29/10
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.